Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2008
Derivative Instrument Detail [Abstract]
Floating-rate subordinated note	$ 0	$ 0		$ 25,000,000
Change in fair value of interest rate swap, tax expense (benefit)	0	550,000	512,000
Change in fair value of interest rate swap, tax expense (benefit)		296,000
Mortgage loan interest rate lock commitments outstanding	5,200,000	28,900,000
Fair value of the derivative instruments	61,000	372,000
Fair value of the swap liability	$ 135,000	$ 135,000